EQUITY COMPENSATION PLANS	12 Months Ended
Dec. 31, 2011
EQUITY COMPENSATION PLANS
EQUITY COMPENSATION PLANS

10. EQUITY COMPENSATION PLANS

The company’s equity compensation plans provide for grants of stock options, restricted stock awards and restricted stock unit awards. Common shares available for grant as of December 31, 2011, 2010 and 2009 were 8,813,059, 11,608,387 and 2,376,663, respectively. Common shares available for grant reflect 12 million shares approved by shareholders in 2010 for issuance under the plans. Following the Nalco merger, 1,405,530 common shares on a converted basis formerly reserved for grant under Nalco’s 2004 Stock Incentive Plan were added to the shares available for grant by the company. The company generally issues authorized but previously unissued shares to satisfy stock option exercises. The company has a share repurchase program and generally repurchases shares on the open market to help offset the dilutive effect of share-based compensation.

Prior to 2009, almost all awards granted were non-qualified stock options. Beginning in 2009, the company changed its annual long-term incentive share-based compensation program from 100% stock options to a new program where the value of awards granted is made up of 50% stock options and 50% performance-based restricted stock unit (“PBRSU”) awards. The company also grants a limited number of non-performance based restricted stock awards (“RSA”) and restricted stock unit awards (“RSU”).

Prior to the Nalco merger, Nalco had outstanding stock options, restricted stock awards and performance share awards that were issued pursuant to its incentive compensation plan, as well as certain non-plan inducement stock options and restricted stock awards. For each of the converted awards discussed below, the stock award exchange ratio of .67959 was used to convert Nalco awards into Ecolab awards. As a result of the merger, the majority of Nalco’s existing stock options fully vested. Each outstanding Nalco option was converted into an option to purchase the company’s common stock with both the number of options and the exercise price adjusted accordingly based on the stock award exchange ratio. Pursuant to change-in-control agreements, Nalco’s existing restricted stock awards to non-employee directors and certain officers, in general, fully vested as a result of the merger. For those awards that did not vest as a result of the merger, each unvested restricted stock award was converted based on the stock award exchange ratio into a restricted stock award of the company, with vesting subject to continued employment. In conjunction with the merger, the level of attainment of the performance criteria applicable to converted Nalco performance based restricted stock awards was fixed based on actual and target financial performance. As such, each Nalco performance share award converted based on the stock award exchange ratio into a time based restricted award of the company based on such performance level, with vesting subject to continued employment. The total fair value of Nalco’s converted equity compensation as of the merger dates was $111 million, of which $73 million was included in the consideration transferred to acquire Nalco, with the remaining $38 million subject to expense recognition over the remainder of the vesting term.

Total compensation expense related to all share-based compensation plans was $40 million, ($27 million net of tax benefit), $29 million ($19 million net of tax benefit) and $37 million ($24 million net of tax benefit) for 2011, 2010 and 2009, respectively.

As of December 31, 2011, there was $124 million of total measured but unrecognized compensation expense related to non-vested share-based compensation arrangements granted under all of the company’s plans. That cost is expected to be recognized over a weighted-average period of 1.8 years.

Stock Options

Options are granted to purchase shares of the company’s stock at the average daily share price on the date of grant. These options generally expire within ten years from the grant date. The company recognizes compensation expense for these awards on a straight-line basis over the three year vesting period. Stock option grants to retirement eligible recipients are attributed to expense using the non-substantive vesting method.

A summary of stock option activity and average exercise prices is as follows:

SHARES	2011	2010	2009
Outstanding, beginning of year	19,988,025	22,262,204	22,695,125
Granted	2,661,551	1,783,293	1,969,241
Issued in connection with Nalco merger	883,173	—	—
Exercised	(3,331,926)	(3,813,865)	(2,061,771)
Canceled	(74,244)	(243,607)	(340,391)
Outstanding, end of year	20,126,579	19,988,025	22,262,204
Exercisable, end of year	15,885,276	16,091,416	17,315,445
Vested and expected to vest, end of year	19,915,922

AVERAGE PRICE
PER SHARE	2011	2010	2009
Outstanding, beginning of year	$38.66	$36.22	$34.51
Granted	55.38	48.03	45.03
Issued in connection with Nalco merger	29.35	—	—
Exercised	32.59	28.46	24.95
Canceled	43.68	43.86	41.68
Outstanding, end of year	$41.45	$38.66	$36.22
Exercisable, end of year	$38.57	$37.42	$34.73
Vested and expected to vest, end of year	$41.33

The total aggregate intrinsic value of options outstanding as of December 31, 2011 was $329 million, with a corresponding weighted-average remaining contractual life of 6.0 years. The total aggregate intrinsic value of options exercisable as of December 31, 2011 was $305 million, with a corresponding weighted-average remaining contractual life of 5.1 years. The total aggregate intrinsic value of options vested and expected to vest as of December 31, 2011 was $328 million, with a corresponding weighted-average remaining contractual life of 6.0 years.

Information related to stock options outstanding and stock options exercisable as of December 31, 2011, is as follows:

OPTIONS OUTSTANDING

RANGE OF EXERCISE PRICES	OPTIONS OUTSTANDING	WEIGHTED- AVERAGE REMAINING CONTRACTUAL LIFE	WEIGHTED- AVERAGE EXERCISE PRICE
$ 17.55-34.06	2,547,775	3.1 years	$27.36
34.08-35.34	3,732,870	3.5 years	34.28
35.63-41.45	3,246,566	6.9 years	36.03
41.85-45.24	2,377,390	5.0 years	44.96
45.52-48.06	3,218,811	8.2 years	46.93
48.10-49.42	2,304,248	5.9 years	49.40
49.66-55.60	2,698,919	9.7 years	55.37
	20,126,579	6.0 years	41.45

OPTIONS EXERCISABLE

RANGE OF EXERCISE PRICES	OPTIONS EXERCISABLE	WEIGHTED- AVERAGE REMAINING CONTRACTUAL LIFE	WEIGHTED- AVERAGE EXERCISE PRICE
$17.55-34.06	2,534,348	3.0 years	$27.36
34.08-35.34	3,732,870	3.5 years	34.28
35.63-41.45	3,246,566	6.9 years	36.03
41.85-45.24	2,307,986	5.0 years	45.00
45.52-48.06	1,698,539	7.9 years	46.55
48.10-49.42	2,275,148	5.8 years	49.42
49.66-55.60	89,819	2.9 years	51.36
	15,885,276	5.1 years	38.57

The total intrinsic value of options (the amount by which the stock price exceeded the exercise price of the option on the date of exercise) that were exercised during 2011, 2010 and 2009 was $69 million, $76 million and $35 million, respectively.

The lattice (binomial) option-pricing model is used to estimate the fair value of options at grant date. The company’s primary employee option grant occurs during the fourth quarter. The weighted-average grant-date fair value of options granted and the significant assumptions used in determining the underlying fair value of each option grant, on the date of grant were as follows:

	2011	2010	2009
Weighted-average grant-date fair value of options granted at market prices	$11.01	$10.11	$9.59
Assumptions
Risk-free rate of return	1.4%	2.0%	2.2%
Expected life	6 years	6 years	5 years
Expected volatility	22.8%	23.1%	23.3%
Expected dividend yield	1.4%	1.4%	1.4%

The risk-free rate of return is determined based on a yield curve of U.S. treasury rates from one month to ten years and a period commensurate with the expected life of the options granted. Expected volatility is established based on historical volatility of the company’s stock price. The expected dividend yield is determined based on the company’s annual dividend amount as a percentage of the average stock price at the time of the grant.

Restricted Stock Awards and Restricted Stock Units

The expense associated with PBRSU awards is based on the average of the high and low share price of the company’s common stock on the date of grant, adjusted for the absence of future dividends. The awards vest based on the company achieving a defined performance target and with continued service for a three year period. Upon vesting, the company issues shares of its common stock such that one award unit equals one share of common stock. The company assesses the probability of achieving the performance target and recognizes expense over the three year vesting period when it is probable the performance target will be met. PBRSU awards granted to retirement eligible recipients are attributed to expense using the non-substantive vesting method. The awards are generally subject to forfeiture in the event of termination of employment.

The expense associated with shares of non-performance based RSAs and RSUs is based on the average of the high and low share price of the company’s common stock on the date of grant, adjusted for the absence of future dividends and is amortized on a straight-line basis over the periods during which the restrictions lapse. The company currently has RSAs and RSUs that vest over periods between 12 and 60 months. The awards are generally subject to forfeiture in the event of termination of employment.

A summary of non-vested PBRSU awards and restricted stock activity is as follows:

NON-VESTED AWARDS

		WEIGHTED-		WEIGHTED-
		AVERAGE		AVERAGE
		FAIR VALUE		FAIR VALUE
	PBRSU	AT GRANT	RSAs AND	AT GRANT
	AWARDS	DATE	RSUs	DATE
December 31, 2010	845,630	$44.70	167,171	$43.54
Granted	572,350	52.96	126,121	51.02
Issued in connection with
Nalco merger	857,366	55.62	808,883	55.62
Vested/Earned	(13,360)	55.62	(81,874)	48.71
Canceled	(121,321)	54.07	(3,641)	41.80
December 31, 2011	2,140,665	$50.68	1,016,660	$53.67